Class A Common Stock Subject to Possible Redemption (Details) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Class A Common Stock Subject to Possible Redemption
Gross proceeds				$ 425,000,000	$ 425,000,000
Proceeds allocated to Public Warrants				(14,026,667)	(14,026,667)
Class A common stock issuance costs				(23,229,523)	(23,229,523)
Accretion of carrying value to redemption value	$ 429,299	$ 2,025,746		37,691,146	37,256,190
Waiver of Class A shares issuance costs				4,312,237
Redemption of Class A common stock		(387,606,834)	$ (387,606,836)
Class A common stock subject to possible redemption	$ 44,595,404	$ 44,166,105	$ 44,595,404	$ 429,747,193	$ 425,000,000